Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Other Financial Assets Do Not Qualify for Derecognition and Associated Liabilities (Detail) - Other Financial Assets [Member] - CAD ($)
$ in Millions
		Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	[1]	$ 213,548	$ 207,223	$ 196,470
Carrying value of associated liabilities	[1],[2]	178,595	173,602	160,007
Repurchase agreement [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	[1],[3]	158,912	152,118	140,296
Securities lending [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	[1]	$ 54,636	$ 55,105	$ 56,174

[1]	The fair value of transferred assets is $213,548 (April 30, 2024 – $207,223 and October 31, 2023 – $196,470) and the fair value of the associated liabilities is $178,595 (April 30, 2024 – $173,602 and October 31, 2023 – $160,007) for a net position of $34,953 (April 30, 2024 – $33,621 and October 31, 2023 – $36,463).
[2]	Liabilities for securities lending arrangements only include amounts related to cash collateral received. In most cases, securities are received as collateral.
[3]	Does not include over-collateralization of assets pledged.